Summary of Significant Accounting Policies (Details) - Schedule of revenue disaggregation - Manscaped Holdings, LLC [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Details) - Schedule of revenue disaggregation [Line Items]
Revenue disaggregation, total	$ 212,301	$ 138,113	$ 210,659	$ 65,048
Direct-to-Consumer [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue disaggregation [Line Items]
Revenue disaggregation, total	139,664	101,152	152,682	49,420
Marketplace [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue disaggregation [Line Items]
Revenue disaggregation, total	45,394	23,981	38,762	13,477
Retail [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue disaggregation [Line Items]
Revenue disaggregation, total	$ 27,243	$ 12,980	$ 19,215	$ 2,151